CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 125,976	$ 17,360	¥ 71,332	¥ 65,573
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation gain on previously held equity interest	(628)	(87)	0	0
Loss on disposals of equity method investees	27	4	10	72
Loss (Gain) related to equity securities and other investments	(28,652)	(3,948)	23,480	14,911
Change in fair value of other assets and liabilities	590	81	(708)	(1,522)
(Gain) Loss on disposals of subsidiaries	21,509	2,964	(1,550)	(14)
Depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	29,260	4,032	26,640	27,799
Amortization of intangible assets and licensed copyrights	13,199	1,819	17,864	19,139
Equity-settled share-based compensation expense	13,970	1,925	18,546	30,831
Equity-settled donation expense	0	0	0	511
Impairment of equity securities and other investments	8,801	1,213	12,244	13,327
Impairment of goodwill, intangible assets and licensed copyrights	6,805	937	22,610	6,658
Gain on disposals of property and equipment	(784)	(108)	(107)	(163)
Share of results of equity method investees	(5,966)	(822)	7,735	8,063
Deferred income taxes	374	52	(5,263)	(1,717)
Allowance for doubtful accounts	3,016	416	3,509	2,802
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Prepayments, receivables and other assets, and long-term licensed copyrights	(50,590)	(6,972)	(37,621)	8,605
Income tax payable	1,968	271	(4,764)	(9,214)
Accrued expenses, accounts payable and other liabilities	25,873	3,565	27,126	11,159
Merchant deposits	(12,463)	(1,717)	(560)	(1,450)
Deferred revenue and customer advances	11,224	1,547	2,070	4,382
Net cash provided by operating activities	163,509	22,532	182,593	199,752
Cash flows from investing activities:
(Increase) Decrease in short-term investments, net	23,395	3,224	71,426	(61,086)
Increase in other treasury investment, net	(126,041)	(17,369)	(64,392)	(40,794)
Settlement of forward exchange contracts, net	(335)	(46)	658	1,282
Acquisitions of equity securities and other investments and other assets	(10,342)	(1,425)	(15,240)	(17,818)
Disposals of equity securities and other investments, and other assets	18,214	2,510	21,966	21,738
Acquisitions of equity method investees	(3,822)	(527)	(3,525)	(4,552)
Disposals of and distributions from equity method investees	1,520	209	1,265	1,001
Acquisitions of:
Land use rights, property and equipment	(85,972)	(11,847)	(32,087)	(34,330)
Intangible assets	0	0	(842)	(22)
Disposals of property and equipment	2,428	335	373	644
Cash (paid) received for business combinations, net of cash acquired	353	49	(2,204)	(1,204)
Deconsolidation and disposal of subsidiaries, net of cash proceeds	(5,077)	(699)	699	(5)
Loans to employees, net of repayments	264	35	79	(360)
Net cash (used in) provided by investing activities	(185,415)	(25,551)	(21,824)	(135,506)
Cash flows from financing activities:
Issuance of ordinary shares	10	1	843	11
Repurchase of ordinary shares	(86,662)	(11,942)	(88,745)	(74,746)
Dividend distribution	(29,077)	(4,007)	(17,946)	0
Proceeds from convertible unsecured senior notes, net of debt issuance cost	35,665	4,915	0	0
Payments for capped call transactions	(4,612)	(636)	0	0
Acquisition of additional equity interests in non-wholly owned subsidiaries	(21,949)	(3,025)	(5,821)	(2,511)
Dividends paid by non-wholly owned subsidiaries to noncontrolling interests	(664)	(91)	(546)	(489)
Contingent consideration payments made after a business combination	(197)	(27)	(71)	(144)
Capital injection from noncontrolling interests	2,402	331	1,577	918
Proceeds from bank borrowings and other borrowings	52,788	7,275	20,570	22,790
Repayment of bank borrowings	(43,678)	(6,019)	(13,092)	(11,448)
Proceeds from unsecured senior notes, net of debt issuance cost	35,979	4,958	0	0
Repayment of unsecured senior notes	(16,220)	(2,235)	(5,013)	0
Net cash (used in) provided by financing activities	(76,215)	(10,502)	(108,244)	(65,619)
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	965	133	4,389	3,530
Increase (Decrease) in cash and cash equivalents, restricted cash and escrow receivables	(97,156)	(13,388)	56,914	2,157
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	286,424	39,470	229,510	227,353
Cash and cash equivalents, restricted cash and escrow receivables at end of year	189,268	26,082	286,424	229,510
Supplemental disclosures of cash flow information:
Payment of income tax	33,409		32,486	26,476
Payment of interest	8,866		7,832	5,637
Business combinations:
Cash paid for business combinations	(612)		(2,325)	(1,254)
Cash acquired in business combinations	965		121	50
Cash paid for business combinations, net of cash acquired	¥ 353	$ 49	¥ (2,204)	¥ (1,204)